Restructuring and Other (Severance Liability Rollforward) (Details) - Severance liability - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance		$ 22.2	$ 0.6	$ 0.5
Accruals		21.5	26.7	0.6
Severance payments		(27.9)	(10.6)	(0.5)
Other	[1]	(1.1)	5.5	0.0
Ending balance		$ 14.7	$ 22.2	$ 0.6

[1]	In the year ended March 31, 2018, other represents noncash reductions related to the settlement of certain liabilities relating to employee compensation with equity instruments. In the year ended March 31, 2017, other represents a severance liability acquired in connection with the Starz Merger.